Shareholder Report, Average Annual Return (Details) 193521_First Eagle Overseas Equity ETF_TF_TSR Annual {TF}	12 Months Ended	20 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
First Eagle Overseas Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Eagle Overseas Equity ETF
Average Annual Return, Percent	29.51%	34.17%
MSCI EAFE Index Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index Net (USD)
Average Annual Return, Percent	21.62%	27.12%